Inventories (Details) - Schedule of inventories - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	$ 1,387,549	$ 495,081
Robots at warehouse [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	1,387,160	252,411
Robots in transit [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	$ 389	$ 242,670